Note 1 - Nature of Operations and Summary of Significant Accounting Policies: Property, Plant and Equipment (Policies)	12 Months Ended
Jul. 31, 2012
Policies
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed over the estimated useful lives of the related assets using the straight-line method for financial reporting purposes.

Expenditures for normal repairs and maintenance are charged to expense as incurred. Significant renewals and improvements are capitalized. The cost and related accumulated depreciation of assets retired or otherwise disposed of are eliminated from the accounts, and any resulting gain or loss is recognized in the year of disposal.

During the year ended July 31, 2012, the Company acquired certain office equipment and computers totaled $15,455 and recorded depreciation expense of $500 using a useful life of three years.